(Vanguard Managed Payout Fund Retail) (Vanguard Managed Payout Fund, Vanguard Managed Payout Fund - Investor Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.31%